Acquisitions (Details Textual) - USD ($)				12 Months Ended
	Nov. 07, 2016	Sep. 26, 2016	Sep. 23, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 22, 2017	Jan. 16, 2017
FMS [Member]
Acquisitions (Textual)
Cash paid for acquisition			$ 250,000
Outstanding shares acquired			100.00%
Price per share				$ 1
Interest rate				10.00%
Purchase price of acquisition			$ 977,250
FMS [Member] | Convertible Promissory Note [Member]
Acquisitions (Textual)
Note term			3 years
Notes issued in acquisition			$ 700,000
FMS [Member] | Common Stock [Member]
Acquisitions (Textual)
Value of stock issued in acquisition			$ 27,250
Shares issued in acquisition			50,000
EMRG [Member]
Acquisitions (Textual)
Cash paid for acquisition		$ 300,000
Outstanding shares acquired		100.00%
Note term				3 years
Additional cash payments made for acquisition	$ 11,907
Price per share				$ 3
Interest rate				8.00%
Purchase price of acquisition		$ 500,000
Reduction in cash							$ 4,648
Reduction in convertible promissory note for deferred revenue							$ 50,000
EMRG [Member] | Convertible Promissory Note [Member]
Acquisitions (Textual)
Note term		3 years
Notes issued in acquisition		$ 200,000
ETI [Member] | Effective January 1, 2017 [Member]
Acquisitions (Textual)
Cash paid for acquisition					$ 300,000
Outstanding shares acquired					100.00%
Purchase price of acquisition					$ 500,000
ETI [Member] | Convertible Promissory Note [Member] | Effective January 1, 2017 [Member]
Acquisitions (Textual)
Note term					36 months
Price per share					$ 3.00
Interest rate					6.00%
Notes issued in acquisition					$ 150,000
DMSI [Member]
Acquisitions (Textual)
Price per share						$ 3.00
DMSI [Member] | Effective January 1, 2017 [Member]
Acquisitions (Textual)
Cash paid for acquisition					$ 750,000
Outstanding shares acquired					100.00%
Purchase price of acquisition					$ 1,000,000
DMSI [Member] | Convertible Promissory Note [Member] | Effective January 1, 2017 [Member]
Acquisitions (Textual)
Note term					36 months
Price per share					$ 3.00
Interest rate					6.00%
Notes issued in acquisition					$ 250,000